Commitments and Contingencies - Additional Information (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) contract	Dec. 31, 2022 contract
Lessee, Lease, Description [Line Items]
Export Terminal Joint Venture remaining capital contributions	$ 115,348
Number of operating leases contracts | contract	4	4
Weighted average remaining contractual operating lease term	3 years 4 months 17 days	3 years 10 months 17 days
Office Space [Member]
Lessee, Lease, Description [Line Items]
Number of operating leases contracts | contract	4	4
Weighted average remaining contractual operating lease term	3 years 4 months 20 days	3 years 10 months 20 days
London [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	10 years
Operating lease term, mutual break clause	5 years
Operating lease annual gross rent	$ 1,100
Operating lease Initial rent free period	27 months
Operating lease rent free period repayable based on break option exercised	13 months
Texas
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	$ 60
Poland [Member]
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	64
Copenhagen [Member]
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	$ 180